Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (“CAP”) and the Company’s financial performance.

REQUIRED TABULAR DISCLOSURE OF CAP VERSUS PERFORMANCE

The following table discloses information on CAP to our principal executive officers (“PEOs”) and (on average) to our other NEOs (“non-PEO NEOs”) during the specified years alongside TSR and net income metrics, as well as a Company-selected measure of Adjusted Pre-Tax Income. The Company selected this measure as the most important in linking CAP to our NEOs and Company performance, as Adjusted Pre-Tax Income was the predominant metric used in our Annual Incentive Plan, as described beginning on page 54.

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
	Summary Compensation Table Total for PEO (1)		Compensation Actually Paid to PEO (2)		Average		Value of Initial Fixed $100 Investment Based on:
Year	First PEO ($)	Second PEO ($)	First PEO ($)	Second PEO ($)	Summary Compensation Table Total for non-PEO NEOs (3) ($)	Average Compensation Actually Paid to non-PEO NEOs (2) ($)	Total Shareholder Return (4) ($)	Peer Group Total Shareholder Return (4) ($)	Net Income (in millions) (5) ($)	Adusted Pre-Tax Income (in millions) (6) ($)
2022	13,007,421	9,276,605	13,265,906	11,584,032	3,983,840	2,552,512	127.70	153.52	342	677
2021	14,458,325	–	20,132,914	–	2,804,318	2,591,300	122.45	159.96	893	1,035
2020	11,941,320	–	19,680,849	–	2,607,957	3,162,703	118.39	148.56	323	421

(1)	Reflects the total compensation of Mr. Johnson, who served as CEO until September 2022 and is our First PEO, and Ms. Dillon, who currently serves as our CEO and is our Second PEO, in accordance with SEC rules. Amounts shown are as calculated in the Summary Compensation Table for each of the years shown.

(2)	The dollar amounts shown in these columns reflect CAP to Mr. Johnson, Ms. Dillon, and our non-PEO NEOs, respectively, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to any individual during the applicable years. The adjustments made to each officer’s total compensation for each year to determine CAP are shown in the tables below.

Reconciliation of Summary Compensation Table Total to CAP Total(a)

		Summary Compensation Table Total		Grant Date Fair Value of Awards Granted During Year(b)		Fair Value of Equity Calculated Using SEC Methodology(c)		Total Present Value of Pension Benefits from Summary Compensation Table		Pension Benefits Value for CAP		CAP Total
		($)		($)		($)		($)		($)		($)
First PEO	2022	13,007,421	–	8,050,043	+	8,626,722	–	839,251	+	521,057	=	13,265,906
	2021	14,458,325	–	8,050,075	+	14,232,359	–	1,038,044	+	530,349	=	20,132,914
	2020	11,941,320	–	6,137,520	+	14,488,071	–	880,582	+	269,561	=	19,680,849
Second PEO	2022	9,276,605	–	6,920,368	+	9,227,795	–	–	+	–	=	11,584,032
	2021	–	–	–	+	–	–	–	+	–	=	–
	2020	–	–	–	+	–	–	–	+	–	=	–
Average Non-PEO NEOs	2022	3,983,840	–	1,782,962	+	347,076	–	21,034	+	25,593	=	2,552,512
	2021	2,804,318	–	1,150,000	+	902,255	–	40,644	+	75,371	=	2,591,300
	2020	2,607,957	–	799,261	+	1,399,387	–	149,692	+	104,313	=	3,162,703

(a)	As shown in these tables, the CAP totals represent the Summary Compensation Table totals for the applicable year, but adjusted as required by SEC rules to (1) include the fair value of current and prior year equity awards that are outstanding, vested, or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year, and (2) exclude any positive aggregate change in the actuarial present value of all defined benefit pension plan benefits for the applicable year. We note SEC rules also require CAP to include any actuarially-determined service cost or prior service cost under pension plans for services rendered by the executive during the applicable year.

(b)	Represents the total of the amounts reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for the applicable year.
(c)	The fair value of the equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the Summary Compensation Table, which includes a calculation of the grant date value of equity awards granted during the applicable year, the CAP table includes a calculation of equity fair value as follows:

i.	for awards granted during the applicable year (and which are still outstanding), the year-end value; plus

ii	for awards granted during prior years that were still outstanding as of the applicable year-end, the change in value as of the applicable year-end compared against the prior year-end; plus

iii.	for awards granted in prior years that vested during the applicable year, the change in value as of the vesting date compared against the prior year-end; plus
iv.	for any awards granted in the applicable year that vested during the applicable year, the value as of the vesting date; plus
v.	for any awards that vested during the applicable year, the value of any dividend equivalents that accrued during the vesting period with respect to those awards and were paid out at the same time as the underlying awards, as of the vesting date; minus
vi.	for awards granted in prior years that were forfeited during the applicable year, the value as of the prior year-end.

The specific calculations for each of Mr. Johnson, Ms. Dillon, and our Average Non-PEO NEOs for the relevant years are shown in the table below.

CAP Fair Value of Equity Calculation*

		YE Value of Current Year Awards Outstanding as of YE	Change in Value as of YE for Prior Year Awards Outstanding as of YE	Change in Value as of Vesting Date for Awards that Vested During the Year	Value as of Prior YE for Prior Year Awards Forfeited During the Year	Value of Equity for CAP Purposes
		($)	($)	($)	($)	($)
First PEO	2022	10,451,199 +	(399,399) +	(1,425,078) –	— =	8,626,722
	2021	10,408,087 +	702,234 +	3,122,037 –	— =	14,232,359
	2020	15,361,954 +	(471,420) +	(402,463) –	— =	14,488,071
Second PEO	2022	9,227,795 +	— +	— –	— =	9,227,795
	2021	— +	— +	— –	— =	—
	2020	— +	— +	— –	— =	—
Average Non-PEO NEOs	2022	1,047,276 +	(48,176) +	(33,585) –	618,439 =	347,076
	2021	1,037,107 +	(150,323) +	556,667 –	541,196 =	902,255
	2020	1,831,754 +	35,899 +	(148,520) –	319,746 =	1,399,387

*	The fair value of option award reported for CAP purposes in columns (c) and (e) is estimated using the Black-Scholes option-pricing model in accordance with SEC rules. The following table indicates the assumptions used to determine the fair value for awards granted during 2017-22 at various dates as required to calculate CAP. The ranges, based upon the various measurement dates, are as follows:

	2022	2021	2020	2019	2018	2017
Risk-Free Rate of Interest	3.6% – 4.0%	1.5% – 3.7%	0.1% – 4.7%	0.4% – 2.6%	0.2% – 1.4%	0.2% – 1.3%
Expected Volatility	50.0% – 50.0%	48.0% – 50.0%	47.0% – 50.0%	40.0% – 50.0%	40.0% – 48.0%	40.0% – 47.0%
Expected Award Life (in years)	2.6 – 5.5	4.3 – 6.3	0.9 – 3.0	3.6 – 6.6	2.8 – 5.6	3.4 – 5.4
Divident Yield	3.4% – 3.4%	2.7% – 4.0%	1.4% – 3.9%	1.4% – 4.8%	1.4% – 4.8%	2.1% – 5.2%

(3)	Reflects the average total compensation of our non-PEO NEOs, as calculated in the Summary Compensation Table for each of the years shown. Our non-PEO NEOs are the following individuals: for 2022, Mr. Page, Mr. Bracken, Ms. Norberg, Ms. Kuhn, Ms. Lomow, and Mr. Gray; for 2021, Mr. Page, Mr. Bracken, W. Scott Martin, Mr. Gray, Lauren B. Peters, and Vijay Talwar; and for 2020, Ms. Peters, Mr. Talwar, Mr. Martin, Mr. Gray, and Stephen D. Jacobs.

(4)	Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on February 1, 2020. As permitted by SEC rules, the peer group referenced for purposes of the TSR comparison is the group of companies included in the S&P 400 Specialty Retail Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the HCC Committee for purposes of determining compensation paid to our executive officers is described beginning on page 64.

(5)	Reflects after-tax net income attributable to shareholders prepared in accordance with GAAP for each of the years shown.

(6)	As required by Item 402(v) of Regulation S-K, the Company has determined that Adjusted Pre-Tax Income is the Company Selected Measure, as it is the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to the NEOs to company performance for the most recently completed fiscal year. We place significant emphasis on Adjusted Pre-Tax Income because it reflects strong operating dynamics in the underlying business, which is imperative for sustained long-term growth. Adjusted Pre-Tax Income is defined on page 55 and is a non-GAAP financial measure.

Named Executive Officers, Footnote [Text Block]	Reflects the total compensation of Mr. Johnson, who served as CEO until September 2022 and is our First PEO, and Ms. Dillon, who currently serves as our CEO and is our Second PEO, in accordance with SEC rules. Amounts shown are as calculated in the Summary Compensation Table for each of the years shown.
Peer Group Issuers, Footnote [Text Block]	Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on February 1, 2020. As permitted by SEC rules, the peer group referenced for purposes of the TSR comparison is the group of companies included in the S&P 400 Specialty Retail Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the HCC Committee for purposes of determining compensation paid to our executive officers is described beginning on page 64.
Adjustment To PEO Compensation, Footnote [Text Block]

Reconciliation of Summary Compensation Table Total to CAP Total(a)

		Summary Compensation Table Total		Grant Date Fair Value of Awards Granted During Year(b)		Fair Value of Equity Calculated Using SEC Methodology(c)		Total Present Value of Pension Benefits from Summary Compensation Table		Pension Benefits Value for CAP		CAP Total
		($)		($)		($)		($)		($)		($)
First PEO	2022	13,007,421	–	8,050,043	+	8,626,722	–	839,251	+	521,057	=	13,265,906
	2021	14,458,325	–	8,050,075	+	14,232,359	–	1,038,044	+	530,349	=	20,132,914
	2020	11,941,320	–	6,137,520	+	14,488,071	–	880,582	+	269,561	=	19,680,849
Second PEO	2022	9,276,605	–	6,920,368	+	9,227,795	–	–	+	–	=	11,584,032
	2021	–	–	–	+	–	–	–	+	–	=	–
	2020	–	–	–	+	–	–	–	+	–	=	–
Average Non-PEO NEOs	2022	3,983,840	–	1,782,962	+	347,076	–	21,034	+	25,593	=	2,552,512
	2021	2,804,318	–	1,150,000	+	902,255	–	40,644	+	75,371	=	2,591,300
	2020	2,607,957	–	799,261	+	1,399,387	–	149,692	+	104,313	=	3,162,703

(a)	As shown in these tables, the CAP totals represent the Summary Compensation Table totals for the applicable year, but adjusted as required by SEC rules to (1) include the fair value of current and prior year equity awards that are outstanding, vested, or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year, and (2) exclude any positive aggregate change in the actuarial present value of all defined benefit pension plan benefits for the applicable year. We note SEC rules also require CAP to include any actuarially-determined service cost or prior service cost under pension plans for services rendered by the executive during the applicable year.

(b)	Represents the total of the amounts reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for the applicable year.
(c)	The fair value of the equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the Summary Compensation Table, which includes a calculation of the grant date value of equity awards granted during the applicable year, the CAP table includes a calculation of equity fair value as follows:

i.	for awards granted during the applicable year (and which are still outstanding), the year-end value; plus

ii	for awards granted during prior years that were still outstanding as of the applicable year-end, the change in value as of the applicable year-end compared against the prior year-end; plus

iii.	for awards granted in prior years that vested during the applicable year, the change in value as of the vesting date compared against the prior year-end; plus
iv.	for any awards granted in the applicable year that vested during the applicable year, the value as of the vesting date; plus
v.	for any awards that vested during the applicable year, the value of any dividend equivalents that accrued during the vesting period with respect to those awards and were paid out at the same time as the underlying awards, as of the vesting date; minus
vi.	for awards granted in prior years that were forfeited during the applicable year, the value as of the prior year-end.

The specific calculations for each of Mr. Johnson, Ms. Dillon, and our Average Non-PEO NEOs for the relevant years are shown in the table below.

CAP Fair Value of Equity Calculation*

		YE Value of Current Year Awards Outstanding as of YE	Change in Value as of YE for Prior Year Awards Outstanding as of YE	Change in Value as of Vesting Date for Awards that Vested During the Year	Value as of Prior YE for Prior Year Awards Forfeited During the Year	Value of Equity for CAP Purposes
		($)	($)	($)	($)	($)
First PEO	2022	10,451,199 +	(399,399) +	(1,425,078) –	— =	8,626,722
	2021	10,408,087 +	702,234 +	3,122,037 –	— =	14,232,359
	2020	15,361,954 +	(471,420) +	(402,463) –	— =	14,488,071
Second PEO	2022	9,227,795 +	— +	— –	— =	9,227,795
	2021	— +	— +	— –	— =	—
	2020	— +	— +	— –	— =	—
Average Non-PEO NEOs	2022	1,047,276 +	(48,176) +	(33,585) –	618,439 =	347,076
	2021	1,037,107 +	(150,323) +	556,667 –	541,196 =	902,255
	2020	1,831,754 +	35,899 +	(148,520) –	319,746 =	1,399,387

*	The fair value of option award reported for CAP purposes in columns (c) and (e) is estimated using the Black-Scholes option-pricing model in accordance with SEC rules. The following table indicates the assumptions used to determine the fair value for awards granted during 2017-22 at various dates as required to calculate CAP. The ranges, based upon the various measurement dates, are as follows:

	2022	2021	2020	2019	2018	2017
Risk-Free Rate of Interest	3.6% – 4.0%	1.5% – 3.7%	0.1% – 4.7%	0.4% – 2.6%	0.2% – 1.4%	0.2% – 1.3%
Expected Volatility	50.0% – 50.0%	48.0% – 50.0%	47.0% – 50.0%	40.0% – 50.0%	40.0% – 48.0%	40.0% – 47.0%
Expected Award Life (in years)	2.6 – 5.5	4.3 – 6.3	0.9 – 3.0	3.6 – 6.6	2.8 – 5.6	3.4 – 5.4
Divident Yield	3.4% – 3.4%	2.7% – 4.0%	1.4% – 3.9%	1.4% – 4.8%	1.4% – 4.8%	2.1% – 5.2%

Non-PEO NEO Average Total Compensation Amount	$ 3,983,840	$ 2,804,318	$ 2,607,957
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,552,512	2,591,300	3,162,703
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

		Summary Compensation Table Total		Grant Date Fair Value of Awards Granted During Year(b)		Fair Value of Equity Calculated Using SEC Methodology(c)		Total Present Value of Pension Benefits from Summary Compensation Table		Pension Benefits Value for CAP		CAP Total
		($)		($)		($)		($)		($)		($)
First PEO	2022	13,007,421	–	8,050,043	+	8,626,722	–	839,251	+	521,057	=	13,265,906
	2021	14,458,325	–	8,050,075	+	14,232,359	–	1,038,044	+	530,349	=	20,132,914
	2020	11,941,320	–	6,137,520	+	14,488,071	–	880,582	+	269,561	=	19,680,849
Second PEO	2022	9,276,605	–	6,920,368	+	9,227,795	–	–	+	–	=	11,584,032
	2021	–	–	–	+	–	–	–	+	–	=	–
	2020	–	–	–	+	–	–	–	+	–	=	–
Average Non-PEO NEOs	2022	3,983,840	–	1,782,962	+	347,076	–	21,034	+	25,593	=	2,552,512
	2021	2,804,318	–	1,150,000	+	902,255	–	40,644	+	75,371	=	2,591,300
	2020	2,607,957	–	799,261	+	1,399,387	–	149,692	+	104,313	=	3,162,703

(a)	As shown in these tables, the CAP totals represent the Summary Compensation Table totals for the applicable year, but adjusted as required by SEC rules to (1) include the fair value of current and prior year equity awards that are outstanding, vested, or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year, and (2) exclude any positive aggregate change in the actuarial present value of all defined benefit pension plan benefits for the applicable year. We note SEC rules also require CAP to include any actuarially-determined service cost or prior service cost under pension plans for services rendered by the executive during the applicable year.

(b)	Represents the total of the amounts reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for the applicable year.
(c)	The fair value of the equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the Summary Compensation Table, which includes a calculation of the grant date value of equity awards granted during the applicable year, the CAP table includes a calculation of equity fair value as follows:

i.	for awards granted during the applicable year (and which are still outstanding), the year-end value; plus

ii	for awards granted during prior years that were still outstanding as of the applicable year-end, the change in value as of the applicable year-end compared against the prior year-end; plus

iii.	for awards granted in prior years that vested during the applicable year, the change in value as of the vesting date compared against the prior year-end; plus
iv.	for any awards granted in the applicable year that vested during the applicable year, the value as of the vesting date; plus
v.	for any awards that vested during the applicable year, the value of any dividend equivalents that accrued during the vesting period with respect to those awards and were paid out at the same time as the underlying awards, as of the vesting date; minus
vi.	for awards granted in prior years that were forfeited during the applicable year, the value as of the prior year-end.

The specific calculations for each of Mr. Johnson, Ms. Dillon, and our Average Non-PEO NEOs for the relevant years are shown in the table below.

CAP Fair Value of Equity Calculation*

		YE Value of Current Year Awards Outstanding as of YE	Change in Value as of YE for Prior Year Awards Outstanding as of YE	Change in Value as of Vesting Date for Awards that Vested During the Year	Value as of Prior YE for Prior Year Awards Forfeited During the Year	Value of Equity for CAP Purposes
		($)	($)	($)	($)	($)
First PEO	2022	10,451,199 +	(399,399) +	(1,425,078) –	— =	8,626,722
	2021	10,408,087 +	702,234 +	3,122,037 –	— =	14,232,359
	2020	15,361,954 +	(471,420) +	(402,463) –	— =	14,488,071
Second PEO	2022	9,227,795 +	— +	— –	— =	9,227,795
	2021	— +	— +	— –	— =	—
	2020	— +	— +	— –	— =	—
Average Non-PEO NEOs	2022	1,047,276 +	(48,176) +	(33,585) –	618,439 =	347,076
	2021	1,037,107 +	(150,323) +	556,667 –	541,196 =	902,255
	2020	1,831,754 +	35,899 +	(148,520) –	319,746 =	1,399,387

*	The fair value of option award reported for CAP purposes in columns (c) and (e) is estimated using the Black-Scholes option-pricing model in accordance with SEC rules. The following table indicates the assumptions used to determine the fair value for awards granted during 2017-22 at various dates as required to calculate CAP. The ranges, based upon the various measurement dates, are as follows:

	2022	2021	2020	2019	2018	2017
Risk-Free Rate of Interest	3.6% – 4.0%	1.5% – 3.7%	0.1% – 4.7%	0.4% – 2.6%	0.2% – 1.4%	0.2% – 1.3%
Expected Volatility	50.0% – 50.0%	48.0% – 50.0%	47.0% – 50.0%	40.0% – 50.0%	40.0% – 48.0%	40.0% – 47.0%
Expected Award Life (in years)	2.6 – 5.5	4.3 – 6.3	0.9 – 3.0	3.6 – 6.6	2.8 – 5.6	3.4 – 5.4
Divident Yield	3.4% – 3.4%	2.7% – 4.0%	1.4% – 3.9%	1.4% – 4.8%	1.4% – 4.8%	2.1% – 5.2%

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship between CAP and Company/Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]	Relationship between CAP and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship between CAP and Adjusted Pre-Tax Income
Tabular List [Table Text Block]

REQUIRED TABULAR DISCLOSURE OF MOST IMPORTANT MEASURES LINKING CAP DURING 2022 TO COMPANY PERFORMANCE

The following table discloses information on CAP to our PEOs and (on average) to our non-PEO NEOs. As required, we disclose below the most important measures used by the Company to link CAP to our NEOs for 2022 to Company performance. For further information regarding these performance metrics and their function in our executive compensation program, see CD&A beginning on page 50.

2022 Most Important Measures (Unranked)

Adjusted Pre-Tax Income

Two-Year Average After-Tax Income

Two-Year Average ROIC

Total Shareholder Return Amount	$ 127.70	122.45	118.39
Peer Group Total Shareholder Return Amount	153.52	159.96	148.56
Net Income (Loss)	$ 342,000,000	$ 893,000,000	$ 323,000,000
Company Selected Measure Amount	677,000,000	1,035,000,000	421,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Pre-Tax Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Two-Year Average After-Tax Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Two-Year Average ROIC
Non-PEO NEO [Member] | Grant Date Fair Value of Awards Granted During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,782,962	$ 1,150,000	$ 799,261
Non-PEO NEO [Member] | Fair Value of Equity Calculated Using SEC Methodology
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	347,076	902,255	1,399,387
Non-PEO NEO [Member] | Total Present Value of Pension Benefits from Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,034	40,644	149,692
Non-PEO NEO [Member] | Pension Benefits Value for CAP
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,593	75,371	104,313
Non-PEO NEO [Member] | YE Value of Current Year Awards Outstanding as of YE
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,047,276	1,037,107	1,831,754
Non-PEO NEO [Member] | Change in Value as of YE for Prior Year Awards Outstanding as of YE
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(48,176)	(150,323)	35,899
Non-PEO NEO [Member] | Change in Value as of Vesting Date for Awards that Vested During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(33,585)	556,667	(148,520)
Non-PEO NEO [Member] | Value as of Prior YE for Prior Year Awards Forfeited During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	618,439	541,196	319,746
Mr Johnson
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	13,007,421	14,458,325	11,941,320
PEO Actually Paid Compensation Amount	$ 13,265,906	$ 20,132,914	$ 19,680,849
PEO Name	Mr. Johnson	Mr. Johnson	Mr. Johnson
Mr Johnson | PEO [Member] | Grant Date Fair Value of Awards Granted During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 8,050,043	$ 8,050,075	$ 6,137,520
Mr Johnson | PEO [Member] | Fair Value of Equity Calculated Using SEC Methodology
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,626,722	14,232,359	14,488,071
Mr Johnson | PEO [Member] | Total Present Value of Pension Benefits from Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	839,251	1,038,044	880,582
Mr Johnson | PEO [Member] | Pension Benefits Value for CAP
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	521,057	530,349	269,561
Mr Johnson | PEO [Member] | YE Value of Current Year Awards Outstanding as of YE
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,451,199	10,408,087	15,361,954
Mr Johnson | PEO [Member] | Change in Value as of YE for Prior Year Awards Outstanding as of YE
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(399,399)	702,234	(471,420)
Mr Johnson | PEO [Member] | Change in Value as of Vesting Date for Awards that Vested During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,425,078)	3,122,037	(402,463)
Ms Dillon
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	9,276,605
PEO Actually Paid Compensation Amount	$ 11,584,032
PEO Name	Ms. Dillon
Ms Dillon | PEO [Member] | Grant Date Fair Value of Awards Granted During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,920,368
Ms Dillon | PEO [Member] | Fair Value of Equity Calculated Using SEC Methodology
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,227,795
Ms Dillon | PEO [Member] | Total Present Value of Pension Benefits from Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Ms Dillon | PEO [Member] | Pension Benefits Value for CAP
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Ms Dillon | PEO [Member] | YE Value of Current Year Awards Outstanding as of YE
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 9,227,795
Mr Page | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Mr. Page	Mr. Page
Mr Bracken | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Mr. Bracken	Mr. Bracken
Ms Norberg | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Ms. Norberg
Ms Kuhn | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Ms. Kuhn
Ms Lomow | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Ms. Lomow
Mr Gray | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Mr. Gray	Mr. Gray	Mr. Gray
W Scott Martin | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		W. Scott Martin	Mr. Martin
Lauren B Peters | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Lauren B. Peters	Ms. Peters
Vijay Talwar | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Vijay Talwar	Mr. Talwar
Stephen D Jacobs | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Stephen D. Jacobs